Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Income Taxes

Income taxes recognized in the income statement can be detailed as follows:

Million US dollar	2017	2016	2015

Current tax expense
Current year	(3 833)	(1 544)	(2 300)
(Underprovided)/overprovided in prior years	1	47	95

	(3 832)	(1 497)	(2 395)

Deferred tax (expense)/income
Origination and reversal of temporary differences	1 872	(459)	(242)
(Utilization)/recognition of deferred tax assets on tax losses	23	116	3
Recognition of previously unrecognized tax losses	16	227	40

	1 912	(116)	(199)

Total income tax expense in the income statement	(1 920)	(1 613)	(2 594)

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate

The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

Million US dollar	2017	2016	2015

Profit before tax	11 076	4 334	12 461
Deduct share of result of associates and joint ventures	430	16	10

Profit before tax and before share of result of associates and joint ventures	10 646	4 318	12 451

Adjustments on taxable basis
Foreign source income	—	(809)	(969)
Government incentives	(982)	(769)	(948)
Taxable intercompany dividends	—	619	173
Expenses not deductible for tax purposes	2 374	4 351	1 559
Other non-taxable income	(178)	(415)	(165)

	11 860	7 296	12 101

Aggregated weighted nominal tax rate	28.5%	32.7%	30.5%

Tax at aggregated weighted nominal tax rate	(3 378)	(2 387)	(3 687)

Adjustments on tax expense
Utilization of tax losses not previously recognized	23	76	32
Recognition of deferred taxes assets on previous years’ tax losses	16	229	40
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(143)	(975)	(195)
(Underprovided)/overprovided in prior years	1	63	(95)
Deductions from interest on equity	553	644	643
Deductions from goodwill	57	63	66
Other tax deductions	723	869	1 033
US Tax reform (change in tax rate and other)	1 760	—	—
Change in tax rate (other)	(59)	(1)	12
Withholding taxes	(386)	(286)	(450)
Brazilian Federal Tax Regularization Program	(870)	—	—
Other tax adjustments	(217)	93	7

	(1 920)	(1 613)	(2 594)

Effective tax rate	18.0%	37.4%	20.8%

Summary of Detail Information of Income Tax Recognized in Other Comprehensive Income

Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2017	2016	2015

Income tax (losses)/gains
Re-measurements of post-employment benefits	(39)	54	(37)
Cash flow and net investment hedges	(95)	(258)	930

	(134)	(204)	893